Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Long-term compensation liability	$ 49.1	$ 40.6
Lease liability	24.9	25.5
Decommissioning liability	41.6	34.2
Other current liabilities	$ 115.6	$ 100.3